Schedule of Fair Value of Assets on Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	$ 14,268,619	$ 14,011,070	$ 146,626,679
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	$ 14,268,619	$ 14,011,070	$ 146,626,679